SCHEDULE OF RECONCILIATION OF SHARES OF COMMON STOCK ISSUED AND OUTSTANDING (Details) - shares		Dec. 31, 2024	Feb. 14, 2024	Dec. 31, 2023
Equity [Abstract]
Total shares of common stock legally issued		177,991,365		119,999,989
Total shares of common stock legally outstanding		177,991,365	164,614,418	119,999,989
Vested Performance-Based RSUs from satisfaction of liquidity condition upon the Closing	[1]	1,373,221
Issuance of restricted common stock subject to forfeiture	[2]	(19,348,954)
Total shares issued and outstanding		160,015,632

[1]	As of December 31, 2024, there were RSUs that had vested but had not been legally settled into common stock. See Note 11 for additional information.
[2]	Dr. Saadi will automatically forfeit all unvested Restricted Stock granted pursuant to the Special RSU Award in the event he departs the Company. See Note 11 for additional information on the Special RSU Award.